Derivatives and fair value measurements - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative liabilities, current	$ (839)	$ (3)
Derivative liabilities, non-current	(470)	(632)
Total	(1,309)	(635)
Fuel pricing contracts
Derivative [Line Items]
Derivative liabilities, current	(839)	(3)
Total	839	3
Interest rates contracts
Derivative [Line Items]
Derivative liabilities, non-current	(470)	(632)
Total	$ 470	$ 632